Cash and Bank Balances (Details) - Schedule of Currency Profiles of Cash and Bank Balances	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	RM 3,823,689	$ 810,842	RM 4,874,254
Malaysian Ringgit [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	983,741	208,610	2,257,730
United States Dollar [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	2,307,804	489,387	1,819,907
Euro [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	518,391	109,929	782,968
Thai Baht [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	11,640	2,468	13,649
Hong Kong Dollar [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	RM 2,113	$ 448